Earnings Per Common Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings Per Common Share
EARNINGS PER COMMON SHARE
Basic and diluted earnings per common share (EPS) is calculated by dividing net income (loss) attributable to common shareholder of Hydro One by the weighted-average number of common shares outstanding. The weighted-average number of common shares outstanding at December 31, 2018 was 142,239 (2017 – 142,239). There were no dilutive securities during 2018 or 2017.